LEASES Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows from operating leases	$ 5,240	$ 6,152
Operating leases	$ 1,366	$ 678